PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowances for doubtful accounts		$ 99,604
Other receivables from well equipment - current	$ 609,604	609,604
Allowance on vat receivable current	367	3,829
Allowance on vat receivable current	350	14,241
Allowance on other receivables	613,066	103,433
Allowance on other receivables	$ 13,891	$ 14,241